Consolidated Balance Sheet (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Vessels and equipment, accumulated depreciation	$ 135,200,000	$ 110,200,000
Ballast water treatment systems, net of accumulated depreciation	0	0
Deferred drydock expenditure, accumulated amortization	11,500,000	10,800,000
Accumulated Depreciation Depletion And Amortization Leasehold Improvements	200,000	100,000
Other non-current assets, accumulated depreciation	$ 800,000	$ 600,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	35,019,232	34,061,357
Common stock, shares outstanding (in shares)	33,097,831	32,139,956
Treasury stock, shares issued (in shares)	1,921,401	1,921,401